Revenue - Disaggregation of revenue, Customers over 10% of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 9,979	$ 8,341	$ 8,688
Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	8,750	8,193	8,510
Customer A | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	1,518	4,973
Customer B | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	1,500	896	1,433
Customer C | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	0	2,043	1,091
Customer D | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	7,250	1,736	1,013
Customer E | Over 10 percent of revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	$ 0	$ 2,000	$ 0